Finance Lease Right-of-Use Assets, Net	6 Months Ended
Dec. 31, 2021
Finance Lease Right of Use Assets [Abstract]
FINANCE LEASE RIGHT-OF-USE ASSETS, NET

NOTE 10 – FINANCE LEASE RIGHT-OF-USE ASSETS, NET

Finance lease right -of-use assets, net were as follows as of December 31, 2021 and June 30, 2021:

	June 30, 2021	Increase/ (Decrease)	Exchange rate translation	December 31, 2021
Company vehicles	$1,857,556	$-	$24,590	$1,882,146
Total right-of-use assets, at cost	1,857,556	-	24,590	1,882,146
Less: accumulated amortization	(510,828)	(93,363)	(7,506)	(611,697)
Right-of-use assets, net	$1,346,728	$(93,363)	$17,084	$1,270,449

The finance lease right-of-use asset is amortized over a 10-year period. The amortization period is 10 years and the discount rate used is 4.9%.